Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities
Net (loss) income	$ (8,203)	$ 3,735
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	253	284
Provision for doubtful accounts	29	(6)
Provision for obsolete inventory	141	6
Stock-based compensation	1,771	1,451
(Gain) loss due to change in fair value of derivative liabilities	(3,164)	1,566
Impairment loss on long-term investment (See Note 3)	4,650	0
Gain on deconsolidation of Ruthigen (See Note 8)	0	(11,133)
Gain due to change in fair value of common stock (See Note 10)	0	(1,357)
Non-cash interest expense	0	863
Foreign currency transaction loss (gain)	24	(6)
(Gain) loss on disposal of property and equipment	(13)	39
Changes in operating assets and liabilities:
Accounts receivable	40	(88)
Due from affiliate	537	(537)
Inventories	(627)	(126)
Prepaid expenses and other current assets	162	458
Accounts payable	222	848
Accrued expenses and other liabilities	(1)	271
Deferred revenue and other liabilities	(2,515)	(1,158)
Net cash used in operating activities	(6,694)	(4,890)
Cash flows from investing activities:
Purchases of property and equipment	(139)	(504)
Proceeds from sale of long-term investment	963	0
Long-term deposits	51	59
Net cash provided by (used in) investing activities	875	(445)
Cash flows from financing activities:
Proceeds from issuance of common stock and common stock purchase warrants in offerings, net of offering costs	6,785	3,188
Deferred offering costs	0	44
Proceeds from the exercise of common stock upon exercise of stock options and warrants	0	1,295
Proceeds from cash settlement liability (See Note 10)	0	33
Principal payments on long-term debt	(176)	(1,615)
Net cash provided by financing activities	6,609	2,945
Effect of exchange rate on cash and cash equivalents	(134)	(30)
Net increase (decrease) in cash and cash equivalents	656	(2,420)
Cash and cash equivalents, beginning of year	5,480	7,900
Cash and cash equivalents, end of year	6,136	5,480
Supplemental disclosure of cash flow information:
Cash paid for interest	3	195
Non-cash operating and financing activities:
Insurance premiums financed	116	188
Issuance of common stock to settle obligations	76	0
Non-cash investing and financing activities:
Debt settled in connection with stock purchase agreement (See Note 10)	0	1,131
Cash settlement liability settled in connection with stock purchase agreement (See Note 10)	0	2,000
Reclassification of derivative liabilities to paid in capital	0	1,683
Warrants issued as derivative liabilities in connection with registered direct offering	$ 0	$ 3,292